PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2013
PROPERTY AND EQUIPMENT [Abstract]
Summary of property and equipment
A summary of property and equipment at December 31 follows:

	2013	2012
	(In thousands)

Land	$14,817	$14,614
Buildings	58,798	56,835
Equipment	77,452	72,378
	151,067	143,827
Accumulated depreciation and amortization	(102,473)	(96,811)
Property and equipment, net	$48,594	$47,016